Note 15 - Discontinued Operations and Long-Lived Assets to be Disposed Of (Details) - Summarized Operating Results of Discontinued Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiary, net	$ 12,109
Loss from discontinued operations	(763)
LMC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	9,732
Gain on disposal of subsidiary, net	11,227
Loss from discontinued operations	(335)
AMM [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	200
Gain on disposal of subsidiary, net	370
Loss from discontinued operations	(370)
LMTK [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiary, net	512
Loss from discontinued operations	$ (58)